AUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 1,812,600	$ 1,379,887	$ 1,878,034
Accounts receivable	9,590,446	8,059,910	4,872,082
Investments	82,908	82,908	82,908
Other current assets	866,505	542,237	343,809
Total current assets	12,352,459	10,064,942	7,176,833
Other assets:
Property and equipment, net	113,505	100,241	73,066
Intangible assets - net	11,845,910	8,764,704	3,114,513
Acquired goodwill	21,879,572	17,089,076	3,470,522
Deferred income tax assets, net	3,488,960	3,488,960	0
Total other assets	37,327,947	29,442,981	6,658,101
Total assets	49,680,406	39,507,923	13,834,934
Current Liabilities:
Line of credit	3,956,494	3,088,890	1,235,935
Accounts payable	4,468,533	5,130,817	2,597,385
Other accrued expenses	3,147,210	2,165,088	1,093,814
Current Portion - Long Term Notes	399,996	405,376	0
Consideration payable - Cash	4,199,238	1,854,397	3,649,267
Consideration payable - Equity	596,763	64,384	0
Dividend Payable	499,965	0	0
Total current liabilities	17,268,199	12,708,952	8,576,401
Long-term liabilities:
Convertible notes	1,250,000	0	5,000,000
Long-term notes - Net of Current Portion	1,023,474	1,536,191	0
Long-term consideration payable - Cash	3,375,000	2,711,717	0
Long-term consideration payable - Equity	11,993,723	10,887,360	0
Total Long-term Liabilities	17,642,197	15,135,268	5,000,000
Total liabilities	34,910,396	27,844,220	13,576,401
Stockholders' equity:
Preferred stock, $0.01 par value; 1,000,000 authorized, 363,611 issued and outstanding as of March 31, 2017 and as of December 31, 2016	3,636	3,636	0
Common stock, $0.01 par value; 100,000,000 shares authorized, 14,579,417 and 13,885,972 issued and outstanding as of March 31, 2017 and December 31, 2016 respectively.	145,794	138,860	118,743
Additional paid-In capital	19,850,002	15,358,839	1,192,692
Accumulated deficit	(5,226,646)	(3,833,588)	(1,052,902)
Accumulated other comprehensive income (loss)	740	(7,426)	0
Non-Controlling Interest	(3,516)	3,382	0
Total stockholders' equity	14,770,010	11,663,703	258,533
Total liabilities and stockholders' equity	$ 49,680,406	$ 39,507,923	$ 13,834,934